Marvin & Palmer Large Cap Growth Fund (Prospectus Summary) | Marvin & Palmer Large Cap Growth Fund
SUMMARY SECTION
Investment Goal
The Fund seeks long-term capital appreciation.

Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Marvin & Palmer Large Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Marvin & Palmer Large Cap Growth Fund
Management fees		0.65%
Distribution (12b-1) Fees		none
Other expenses		2.57%
Total Annual Fund Operating Expenses		3.22%
Fee waivers and expense reimbursements	[1]	(2.42%)
Net expenses		0.80%
[1]	Marvin & Palmer Associates, Inc. (the "Adviser") has contractually agreed to forgo its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.80% of the Fund's average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 0.80%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. The Adviser may discontinue these arrangements at any time after December 31, 2012. If at any time during the three years ending March 4, 2015 the Advisory Agreement is in effect, the Fund's Total Annual Fund Operating Expenses for that year are less than 0.80%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Marvin & Palmer Large Cap Growth Fund	82	765	1,472	3,354

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95.16% of the average value of its portfolio.

Principal Investment Strategies
Investments: The Fund pursues its investment goal by investing under normal circumstances at least 80% of its net assets in large cap growth equity securities that the Adviser believes offer the prospect of long-term capital appreciation. Large cap equity securities generally refer to companies in the

Russell 1000® Growth Index, although the Fund may invest in securities not included in the Index. As of November 30, 2011, the market capitalization range for companies in the Index was $107 million to $396.3 billion. The Adviser generally intends to purchase securities of issuers with a market capitalization of $5 billion or more at the time of investment. The Fund may invest in securities of foreign issuers that are traded or denominated in U.S. dollars through American Depositary Receipts listed on a national securities exchange or traded in the over-the-counter market. The Fund will notify shareholders in writing at least 60 days prior to any change of its policy to invest at least

80% of its net assets in large cap growth equity securities.

The Fund may participate as a purchaser in initial public offerings of securities (an "IPO"). An IPO is a company's first offering of stock to the public. The Fund may also purchase securities of unseasoned issuers.

The Fund reserves the right to hold up to 100% of its assets as a temporary defensive measure in cash and money market instruments. To the extent the Fund employs a temporary defensive measure, the Fund may not achieve its investment goal.

Strategies: The Adviser uses a proprietary relative price strength model and focused fundamental research as part of a three step investment process to identify stocks that the Adviser believes have rising earnings expectations.

First, the Adviser relies on a relative price strength model that is focused on long term trends to analyze sectors and individual stocks based on relative price movement. Companies that can be categorized as having positive price strength, i.e. leading the benchmark, become the focus of fundamental analysis by the portfolio managers.

Second, the Adviser uses fundamental analysis to evaluate particular sectors and stocks identified as having positive price strength based on the results of the relative price strength model. The Adviser analyzes growth trends and competitive dynamics, including an analysis of the outlook for prices, costs,

and volumes for the industry's key players. At the company level, the Adviser looks for superior, sustainable long-term growth. The Adviser evaluates three primary factors to predict the long-term growth rate for a stock: franchise quality (for example, top line growth rate for the industry and the company, the company's competitive advantage, and the company's key competitors), management quality and balance sheet quality (for example, sufficient internal capital generation to grow the company and risk of bankruptcy).

Third, the Adviser applies the results of steps one and two to construct the

Fund's portfolio by setting sector allocations and selecting stocks. No stock can be purchased unless it has passed the first two steps of the investment process. The Adviser uses a target range of stocks (35-55) and a minimum position size of 0.25% of the Fund's portfolio for each portfolio security purchased.

Principal Risks
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, the risk that the Fund could underperform other possible investments, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. You could lose money on your investment in the Fund if any of the following occurs:

o The U.S. stock market goes down.

o Growth stocks or stocks of large capitalization companies temporarily fall out of favor with investors or are more volatile than the rest of the U.S. market as a whole.

o Companies in which the Fund invests suffer unexpected losses or lower than expected earnings or their securities become difficult or impossible to sell at the time and price the Adviser would like.

o The Adviser's judgment about the attractiveness or potential appreciation of a particular security or sector proves to be wrong or the Fund misses out on an investment opportunity because the assets necessary to take advantage are tied up in less advantageous investments.

o Political and economic events unique to a country or region in which the Fund invests negatively affect the value or liquidity of the Fund's holdings in that country or region.

In addition, the Fund may invest in initial public offerings which entail special risks, including limited operating history of the issuing companies,

unseasoned trading, and limited liquidity.

Performance Information
The chart below illustrates the long-term performance of the Fund. The information shows you how the Fund's performance has varied year by year since its inception and provides some indication of the risks of investing in the

Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information is available at 1-877-821-2117.

TOTAL RETURNS FOR THE CALENDAR YEAR ENDED DECEMBER 31

Best and Worst Quarterly Performance (for the periods in the chart above):

Best Quarter:                                16.24% (Qtr. ended September 30,

                                             2010)

Worst Quarter                                (23.18)% (Qtr. ended December

                                             31, 2008)

Year-to-date total return for the nine months ended September 30, 2011:

(12.84)%.

Average Annual Total Returns
The table below compares the average annual total returns for the Fund both before and after taxes for the past calendar year and since inception to the average annual total returns of a broad-based securities market index for the same periods.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 3 Years	Average Annual Returns, Since Inception
Marvin & Palmer Large Cap Growth Fund	Returns Before Taxes		19.40%	(9.01%)	(3.44%)	[1]
Marvin & Palmer Large Cap Growth Fund After Taxes on Distributions	Returns After Taxes on Distributions	[2]	19.40%	(9.06%)	(3.49%)	[1]
Marvin & Palmer Large Cap Growth Fund After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares		12.61%	(7.58%)	(2.93%)	[1]
Marvin & Palmer Large Cap Growth Fund Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[3]	16.71%	(0.47%)	(0.49%)	[1]
[1]	Commenced operations on June 29, 2007.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table, like the bar chart, provides some indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance.
[3]	The Russell 1000® Growth Index is an unmanaged index composed of the securities in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is comprised of the 1,000 largest U.S. companies based on total market capitalization.